Income Taxes - Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal					$ 0.0	$ 0.0	$ 0.0
State					0.0	0.0	0.0
Foreign					1.5	0.6	0.3
Total current					1.5	0.6	0.3
Deferred:
Federal					0.0	0.0	0.0
State					0.0	0.0	0.0
Foreign					0.0	0.0	0.0
Total deferred					0.0	0.0	0.0
Total income tax expense	$ 2.2	$ 0.4	$ 5.8	$ 1.0	$ 1.5	$ 0.6	$ 0.3